Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of various components of lease costs
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2023	2022	2021
Finance lease cost	$114	$67	$52
Operating lease cost	1,013	1,050	1,126
Short-term lease cost	9	7	21
Variable lease cost	331	262	336
Sublease income	(61)	(72)	(46)
Total lease cost	$1,406	$1,315	$1,489

Schedule of supplemental information relating to the cash flows arising from lease transactions
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$16	$9	$8
Financing cash outflows from finance leases	75	55	42
Operating cash outflows from operating leases	961	1,020	1,135
ROU assets obtained in exchange for new finance lease liabilities (1)	355	196	46
ROU assets obtained in exchange for new operating lease liabilities (1)	1,220	705	779
(1)    Includes the impact of currency.

Schedule of weighted-average lease terms and discount rates
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2023	2022
Finance leases
Weighted-average remaining lease term (in years)	5.1	3.7
Weighted-average discount rate	4.62%	3.57%
Operating leases
Weighted-average remaining lease term (in years)	6.2	4.5
Weighted-average discount rate	4.46%	3.77%

Schedule of expected undiscounted cash out flows for operating and finance leases
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2024	2025	2026	2027	2028	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$145	$126	$90	$80	$61	$78	$(82)	$499
Operating leases	948	761	616	452	281	890	(560)	3,389
(1)    Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)    The company entered into lease agreements for certain facilities and equipment with payments totaling approximately $247 million that have not yet commenced as of December 31, 2023, and therefore are not included in this table.

Schedule of finance lease right of use assets and liability
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2023	2022
ROU Assets—Property, plant and equipment	$481	$223
Lease Liabilities
Short-term debt	121	75
Long-term debt	379	164

Schedule of amounts included in the Consolidated Income Statement related to lessor activity
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2023	2022	2021
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$1,280	$1,636	$1,355
Less: Carrying value of underlying assets (1)	(245)	(385)	(300)
Gross profit	1,034	1,251	1,055
Interest income on lease receivables	242	200	179
Total sales-type and direct financing lease income	1,276	1,451	1,234
Lease income—operating leases	93	116	169
Variable lease income	68	87	120
Total lease income	$1,437	$1,653	$1,523
(1)    Excludes unguaranteed residual value.

Schedule of maturity analysis of the lease payments due to IBM on sales-type and direct financing leases
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2023.

($ in millions)
Total
2024	$1,735
2025	1,360
2026	713
2027	353
2028	91
Thereafter	9
Total undiscounted cash flows	$4,261
Present value of lease payments (recognized as financing receivables) (1)	3,832
Difference between undiscounted cash flows and discounted cash flows	$429
(1)    The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet due to certain items including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.